Submission	Aug. 11, 2026
Submission [Line Items]
Central Index Key	0001348952
Registrant Name	ENTERGY LOUISIANA, LLC
Registration File Number	333-289302-04
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES